Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE PORTFOLIO TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2015
Deutsche Core Plus Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Deutsche Core Plus Income Fund (formerly DWS Core Plus Income Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to maximize total return consistent with preservation of capital and prudent investment management, by investing for both current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 11) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-17).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2015: 317%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	317.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

The Advisor has contractually agreed through April 30, 2016 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 0.88%, 1.63%, 1.63%, 0.63% and 0.63% for Class A, Class B, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Deutsche funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period)
		remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main investments. The fund invests mainly in US dollar-denominated fixed income securities, including corporate bonds, US government and agency bonds and mortgage- and asset-backed securities. The fund may also invest significantly in foreign investment grade fixed income securities, non-investment grade securities (high yield or junk bonds) of US and foreign issuers (including issuers in countries with new or emerging securities markets), or, to maintain liquidity, in cash or money market instruments.

Management process. In choosing securities, portfolio management uses distinct processes for various types of securities.

US investment grade securities. Portfolio management typically:

  ranks securities based on portfolio management's assessment of creditworthiness, cash flow and price seeks to determine the value of each security by examining the issuer's credit quality, debt structure, option value and liquidity risks to identify any inefficiencies between this value and market trading price uses credit analysis in an effort to determine the issuer's ability to fulfill its contracts uses a bottom-up approach that subordinates sector weightings to individual securities that portfolio management believes may add above-market value

Foreign investment grade and emerging markets high yield securities. Portfolio management uses a relative value strategy that seeks to identify the most attractive foreign markets, then searches those markets for securities that portfolio management believes offer incremental value over US Treasuries. With emerging market securities, portfolio management also considers short-term factors such as market sentiment, capital flows, and new issue programs.

High yield securities (other than emerging markets securities). Portfolio management typically:

  analyzes economic conditions for improving or undervalued sectors and industries uses independent credit research and on-site management visits to evaluate individual issuer's debt service, growth rate, and both downgrade and upgrade potential assesses new issues versus secondary market opportunities
  seeks issues within attractive industry sectors and with strong long-term fundamentals and improving credit

Derivatives. Portfolio management generally may use futures contracts, options on interest rate swaps, options on interest rate futures contracts, or interest rate swaps, which are types of derivatives (a contract whose value is based on, for example, indices, currencies or securities), for duration management (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes) or for non-hedging purposes to seek to enhance potential gains. Portfolio management may also use (i) option contracts in order to gain exposure to a particular market or security, to seek to increase the fund's income, or to hedge against changes in a particular market or security, (ii) total return swaps to seek to enhance potential gains by increasing or reducing the fund's exposure to a particular sector or market or as a substitute for direct investment, or (iii) credit default swaps to seek to increase the fund's income, to gain exposure to a bond issuer's credit quality characteristics without directly investing in the bond or to hedge the risk of default on bonds held in the fund's portfolio. In addition, portfolio management generally may use forward currency contracts (i) to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings; (ii) to facilitate transactions in foreign currency denominated securities; or (iii) for non-hedging purposes to seek to enhance potential gains.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Active Trading. The fund may trade securities actively and this may lead to high portfolio turnover.

Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. High-yield debt securities are considered speculative, and credit risk for high-yield securities is greater than for higher-rated securities.

For securities that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases to insure securities. Because guarantors may insure many types of securities, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.

Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Other securities that are supported only by the credit of the issuing agency or instrumentality are subject to greater credit risk than securities backed by the full faith and credit of the US government. This is because the US government might provide financial support, but has no obligation to do so, if there is a potential or actual loss of principal or failure to make interest payments.

Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Active trading risk. Active securities trading could raise transaction costs (thus lowering returns) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	deutschefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Class A)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, if any, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Returns	Period ending
Best Quarter	4.92%	September 30, 2009
Worst Quarter	-11.70%	December 31, 2008
Year-to-Date	1.29%	March 31, 2015

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended 12/31/2014 expressed as a %)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Deutsche Core Plus Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.47%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.23%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.20%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.88%
1 Year	rr_ExpenseExampleYear01	536
3 Years	rr_ExpenseExampleYear03	759
5 Years	rr_ExpenseExampleYear05	1,000
10 Years	rr_ExpenseExampleYear10	1,691
1 Year	rr_ExpenseExampleNoRedemptionYear01	536
3 Years	rr_ExpenseExampleNoRedemptionYear03	759
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,000
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,691
2005	rr_AnnualReturn2005	2.33%
2006	rr_AnnualReturn2006	4.34%
2007	rr_AnnualReturn2007	3.88%
2008	rr_AnnualReturn2008	(17.69%)
2009	rr_AnnualReturn2009	9.74%
2010	rr_AnnualReturn2010	6.92%
2011	rr_AnnualReturn2011	5.62%
2012	rr_AnnualReturn2012	7.96%
2013	rr_AnnualReturn2013	(3.22%)
2014	rr_AnnualReturn2014	5.24%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.70%)
Deutsche Core Plus Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	4.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.47%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other expenses	rr_OtherExpensesOverAssets	0.68%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.14%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.51%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.63%
1 Year	rr_ExpenseExampleYear01	566
3 Years	rr_ExpenseExampleYear03	921
5 Years	rr_ExpenseExampleYear05	1,302
10 Years	rr_ExpenseExampleYear10	1,910
1 Year	rr_ExpenseExampleNoRedemptionYear01	166
3 Years	rr_ExpenseExampleNoRedemptionYear03	621
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,102
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,910
Deutsche Core Plus Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.47%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.88%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.25%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.63%
1 Year	rr_ExpenseExampleYear01	266
3 Years	rr_ExpenseExampleYear03	567
5 Years	rr_ExpenseExampleYear05	993
10 Years	rr_ExpenseExampleYear10	2,181
1 Year	rr_ExpenseExampleNoRedemptionYear01	166
3 Years	rr_ExpenseExampleNoRedemptionYear03	567
5 Years	rr_ExpenseExampleNoRedemptionYear05	993
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,181
Deutsche Core Plus Income Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.47%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.63%
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	226
5 Years	rr_ExpenseExampleYear05	401
10 Years	rr_ExpenseExampleYear10	908
1 Year	rr_ExpenseExampleNoRedemptionYear01	64
3 Years	rr_ExpenseExampleNoRedemptionYear03	226
5 Years	rr_ExpenseExampleNoRedemptionYear05	401
10 Years	rr_ExpenseExampleNoRedemptionYear10	908
Deutsche Core Plus Income Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.47%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.63%
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	247
5 Years	rr_ExpenseExampleYear05	445
10 Years	rr_ExpenseExampleYear10	1,018
1 Year	rr_ExpenseExampleNoRedemptionYear01	64
3 Years	rr_ExpenseExampleNoRedemptionYear03	247
5 Years	rr_ExpenseExampleNoRedemptionYear05	445
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,018
Deutsche Core Plus Income Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.51%
5 Years	rr_AverageAnnualReturnYear05	3.47%
10 Years	rr_AverageAnnualReturnYear10	1.74%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2001
Deutsche Core Plus Income Fund | before tax | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.45%
5 Years	rr_AverageAnnualReturnYear05	3.47%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2001
Deutsche Core Plus Income Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.46%
5 Years	rr_AverageAnnualReturnYear05	3.62%
10 Years	rr_AverageAnnualReturnYear10	1.42%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2001
Deutsche Core Plus Income Fund | before tax | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.42%
5 Years	rr_AverageAnnualReturnYear05	4.69%
10 Years	rr_AverageAnnualReturnYear10	2.49%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2001
Deutsche Core Plus Income Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.51%
5 Years	rr_AverageAnnualReturnYear05	4.66%
10 Years	rr_AverageAnnualReturnYear10	2.44%
Class Inception	rr_AverageAnnualReturnInceptionDate	Apr. 24, 1928
Deutsche Core Plus Income Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.74%)
5 Years	rr_AverageAnnualReturnYear05	2.33%
10 Years	rr_AverageAnnualReturnYear10	0.31%
Deutsche Core Plus Income Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.28%
5 Years	rr_AverageAnnualReturnYear05	2.24%
10 Years	rr_AverageAnnualReturnYear10	0.79%
Deutsche Core Plus Income Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	4.45%
10 Years	rr_AverageAnnualReturnYear10	4.71%